SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Other receivables	$ 25,653,798	$ 19,327,584
Total	8,416,970	3,651,634
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Other receivables	2,093,157	1,182
Trade debtors		640,258
Other receivables - Other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Other receivables	5,112,378	2,987,765
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Other receivables	5,112,378	2,987,765
Trade debtors	$ 1,211,435	$ 22,429